INVENTORY (Tables)	12 Months Ended
Dec. 31, 2025
INVENTORY
Schedule of inventory
	December 31, 2025	December 31, 2024
Process material stockpiles	$3,016	$2,520
Concentrate inventory	4,230	1,861
Materials and supplies	4,950	3,230
	$12,196	$7,611